UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Trusco Small-Cap Growth Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Trusco Small-Cap Growth Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$111,940,708
Cash denominated in foreign currencies (2)	0
Cash	14,194
Collateral for securities loaned	24,975,664
Dividends receivable	25,464
Subscriptions receivable	160,753
Receivable for investments sold	3,759,654

Total assets	140,876,437

LIABILITIES:
Due to investment adviser	99,550
Payable upon return of securities loaned	24,975,664
Redemptions payable	231,768
Payable for investments purchased	4,357,780

Total liabilities	29,664,762

NET ASSETS	$111,211,675

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$641,293
Additional paid-in capital	139,184,343
Net unrealized appreciation on investments	4,782,987
Undistributed net investment loss	(449,596)
Accumulated net realized loss on investments	(32,947,352)

NET ASSETS	$111,211,675

NET ASSET VALUE PER OUTSTANDING SHARE	$17.34
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	6,412,928

(1) Cost of investments in securities:	$107,157,721
(2) Cost of cash denominated in foreign currencies:	0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$59,251
Income from securities lending	64,975
Dividends	152,259
Foreign withholding tax	(4,751)

Total income	271,734

EXPENSES:
Audit fees	7,191
Bank and custodial fees	20,908
Investment administration	73,290
Management fees	520,304
Other expenses	12,687

Total expenses	634,380

Less amount reimbursed by investment adviser	31,923

Net expenses	602,457

NET INVESTMENT LOSS	(330,723)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,577,617
Change in net unrealized appreciation on investments	(456,599)

Net realized and unrealized gain on investments	2,121,018

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,790,295

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(330,723)	$(833,244)
Net realized gain on investments	2,577,617	21,842,157
Change in net unrealized appreciation on investments	(456,599)	(22,512,801)

Net increase (decrease) in net assets resulting from operations	1,790,295	(1,503,888)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	38,686,022	49,586,136
Redemptions of shares	(20,292,867)	(181,004,104)

Net increase (decrease) in net assets resulting from share transactions	18,393,155	(131,417,968)

Total increase (decrease) in net assets	20,183,450	(132,921,856)

NET ASSETS:
Beginning of period	91,028,225	223,950,081

End of period (1)	$111,211,675	$91,028,225
	0	0
OTHER INFORMATION:

SHARES:
Sold	2,129,925	3,190,596
Redeemed	(1,122,215)	(11,693,631)

Net increase (decrease)	1,007,710	(8,503,035)

(1) Including undistributed net investment loss	$(449,596)	$(118,873)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$16.84	$16.10	$15.19	$11.60	$16.80	$21.77

Income from Investment Operations

Net investment loss	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.55	0.76	0.91	3.59	(5.20)	(4.97)

Total Income (Loss) From
Investment Operations	0.50	0.74	0.91	3.59	(5.20)	(4.97)

Net Asset Value, End of Period	$17.34	$16.84	$16.10	$15.19	$11.60	$16.80

Total Return	2.97%		4.60%	5.99%	30.95%	(30.95%)	(22.85%)

Net Assets, End of Period ($000)	$111,212		$91,028	$223,950	$213,441	$127,625	$155,751

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.16%	*	1.11%	1.03%	1.05%	1.08%	1.07%
- After Reimbursement #	1.10%	*	1.08%	1.03%	1.04%	1.06%	1.06%

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement	(0.66%)	*	(0.69%)	(0.76%)	(0.55%)	(0.74%)	(0.55%)
- After Reimbursement #	(0.60%)	*	(0.66%)	(0.76%)	(0.54%)	(0.72%)	(0.54%)

Portfolio Turnover Rate	69.85%		228.65%	141.20%	174.65%	109.01%	99.01%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.58%
11,550 Ceradyne Inc ^^* 571,610
17,850 Esterline Technologies Corp* 742,382
18,800 MTC Technologies Inc* 444,244
$1,758,236

AIR FREIGHT --- 0.37%
16,624 Hub Group Inc 407,787
$407,787

AIRLINES --- 0.18%
13,250 AirTran Holdings Inc* 196,895
$196,895

BANKS --- 2.69%
13,500 Central Pacific Financial Corp 522,450
20,000 Corus Bankshares Inc ^^ 523,600
16,050 First BanCorp ^^ 149,265

2,550 First Citizens Bancshares Inc Class A 511,275
4,556 Hanmi Financial Corp 88,569
21,600 Nara Bancorp Inc 405,000
7,800 South Finanical Group Inc 205,998
10,870 United Community Banks Inc ^^ 330,883
40,520 W Holding Co Inc ^^ 269,458
$3,006,498

BIOTECHNOLOGY --- 2.33%
52,350 Arena Pharmaceuticals Inc ^^* 606,213
25,800 LifeCell Corp ^^* 797,736
21,850 Meridian Bioscience Inc ^^ 545,158
27,450 PDL BioPharma Inc ^^* 505,355
50,600 Third Wave Technologies* 150,788
$2,605,250

BROADCAST/MEDIA --- 0.82%
26,000 General Cable Corp* 910,000
$910,000

BUILDING MATERIALS --- 2.85%
26,700 Builders FirstSource Inc ^^* 543,612
13,430 Craftmade International Inc 224,953
11,500 Eagle Materials Inc 546,250
13,600 Genlyte Group Inc* 985,048
12,852 Griffon Corp* 335,437


15,332 Simpson Manufacturing Co Inc ^^ 552,719
$3,188,019

CHEMICALS --- 1.43%
23,349 A Schulman Inc 534,459
11,500 Albemarle Corp 550,620
58,600 PolyOne Corp* 514,508
$1,599,587

COMMUNICATIONS - EQUIPMENT --- 3.60%
39,694 Arris Group Inc* 520,785
16,900 Avocent Corp* 443,625
7,600 Black Box Corp 291,308
37,868 CalAmp Corp* 336,647
15,046 CommScope Inc ^^* 472,745
43,600 Ditech Networks Inc* 380,192
8,384 Multi-Fineline Electronix Inc ^^* 278,265
35,389 Radyne Corp* 402,727
38,000 TTM Technologies Inc* 549,860
35,770 Tollgrade Communications Inc* 346,969
$4,023,123

COMPUTER HARDWARE & SYSTEMS --- 0.53%
22,600 Xyratex Ltd ^^* 597,770
$597,770

COMPUTER SOFTWARE & SERVICES --- 13.43%

45,000 24/7 Real Media Inc* 395,100
114,300 @Road Inc* 630,936
210,079 AMICAS Inc* 68,085
11,650 ANSYS Inc* 557,103
80,031 Actuate Corp* 320,143
103,450 Art Technology Group Inc* 308,281
34,616 Aspen Technology Inc* 454,162
16,700 Blackbaud Inc 379,090
33,168 Bottomline Technologies Inc* 269,988
28,050 Click Commerce Inc ^^* 553,427
11,800 CryptoLogic Inc ^^ 285,796
29,800 Digitas Inc* 346,276
23,700 Epicor Software Corp* 249,561
15,375 Hyperion Solutions Corp 424,350
39,550 Infocrossing Inc ^^* 456,803
4,800 Kronos Inc* 173,808
60,000 LivePerson Inc* 291,000
30,500 Mentor Graphics Corp* 395,890
39,379 Nuance Communications Inc* 396,153
31,000 Omnicell Inc* 428,420
54,745 Packeteer Inc* 620,808
31,450 Per-Se Technologies Inc ^^* 791,911
34,450 Performance Technologies Inc* 237,705
32,700 Phase Forward Inc ^^* 376,704
26,100 Priceline.com Inc ^^* 779,346
33,700 RADVision Ltd* 537,178
47,240 Radiant Systems Inc* 499,327
19,950 Secure Computing Corp ^^* 171,570
37,300 SonicWALL Inc* 335,327

59,200 Stellent Inc 565,360
18,869 Transaction Systems Architects Inc Class A* 786,649
34,300 TriZetto Group Inc ^^* 507,297
17,740 Ultimate Software Group Inc* 339,898
23,400 Vignette Corp ^^* 341,172
9,600 Websense Inc 197,184
56,600 webMethods Inc ^^* 558,642
$15,030,450

CONTAINERS --- 0.18%
11,729 Myers Industries Inc 201,622
$201,622

DISTRIBUTORS --- 0.45%
20,100 Central European Distribution Corp ^^ 505,716
$505,716

ELECTRONIC INSTRUMENTS & EQUIP --- 7.19%
48,164 Aeroflex Inc* 562,074
25,600 Agilysys Inc 460,800
7,300 Checkpoint Systems Inc* 162,133
33,862 Comtech Group Inc ^^* 376,884
30,700 Ituran Location & Control Ltd 430,107
20,600 Molecular Devices Corp* 629,536
20,837 Orbotech Ltd* 477,792
16,279 Park Electrochemical Corp 419,184
18,700 Paxar Corp* 384,659
62,630 Power-One Inc ^^* 413,358
47,987 Presstek Inc ^^* 447,034

39,400 Quest Software Inc* 553,176
10,200 Rofin-Sinar Technologies Inc* 586,194
10,500 Rogers Corp* 591,570
19,739 Technitrol Inc 456,958
400 Thoratec Laboratories Corp* 5,548
12,650 Trimble Navigation Ltd* 564,696
17,100 Woodward Governor Co 521,721
$8,043,424

ELECTRONICS - SEMICONDUCTOR --- 4.51%
24,300 Advanced Energy Industries Inc* 321,732
112,400 Atmel Corp* 623,820
17,700 BTU International Inc* 240,189
55,374 Cirrus Logic Inc* 450,744
25,650 Credence Systems Corp* 89,775
10,250 Cree Inc ^^* 243,540
10,499 Cymer Inc* 487,784
17,850 Cypress Semiconductor Corp ^^* 259,539
16,750 FEI Co ^^* 379,890
18,550 Integrated Device Technology Inc* 263,039
14,463 Kopin Corp ^^* 52,211
42,622 MIPS Technologies Inc* 258,716
41,100 Micrel Inc* 411,411
8,230 Netlogic Microsystems Inc ^^* 265,418
29,400 Photronics Inc* 435,120
15,080 PortalPlayer Inc ^^* 147,935


25,500 TriQuint Semiconductor Inc* 113,730
$5,044,593

ENGINEERING & CONSTRUCTION --- 1.26%
7,060 EMCOR Group Inc 343,610
12,100 Granite Construction Inc ^^ 547,767
22,899 Insituform Technologies Inc Class A ^^* 524,158
$1,415,535

FINANCIAL SERVICES --- 0.93%
13,300 BankUnited Financial Corp 405,916
15,900 CompuCredit Corp ^^* 611,196
2,369 Encore Capital Group Inc ^^* 29,068
$1,046,180

FOOD & BEVERAGES --- 0.24%
17,000 M&F Worldwide Corp* 273,700
$273,700

GOLD, METALS & MINING --- 1.94%
22,211 AMCOL International Corp 585,260
12,050 Aleris International Inc ^^* 552,493
4,700 Carpenter Technology Corp 542,850
16,870 Gibraltar Industries Inc 489,230
$2,169,833

HEALTH CARE RELATED --- 3.71%

11,400 Amedisys Inc ^^* 432,060
2,400 American Retirement Corp ^^* 78,648
20,607 Bentley Pharmaceuticals Inc ^^* 225,853
11,700 Chemed Corp 638,001
18,500 LHC Group Inc* 368,520
1,893 Matria Healthcare Inc ^^* 40,538
19,800 Palomar Medical Technologies Inc ^^* 903,474
28,600 Res-Care Inc* 572,000
31,250 inVentiv Health Inc* 899,375
$4,158,469

HOMEBUILDING --- 0.95%
10,460 Cavco Industries Inc* 464,842
54,700 Champion Enterprises Inc* 603,888
$1,068,730

HOUSEHOLD GOODS --- 1.04%
16,100 Ethan Allen Interiors Inc ^^ 588,455
29,442 Kimball International Inc Class B 580,302
$1,168,757

INSURANCE RELATED --- 3.94%
14,900 FPIC Insurance Group Inc* 577,375
5,923 Hanover Insurance Group Inc 281,106
12,595 Harleysville Group Inc 399,513
16,700 Infinity Property & Casualty Corp 684,700
11,700 Safety Insurance Group Inc 556,335
13,250 Selective Insurance Group Inc 740,278
11,100 Triad Guaranty Inc ^^* 542,568

15,890 Zenith National Insurance Corp 630,356
$4,412,231

LEISURE & ENTERTAINMENT --- 0.36%
14,800 WMS Industries Inc ^^* 405,372
$405,372

MACHINERY --- 2.61%
7,900 Albany International Corp Class A 334,881
21,966 Columbus McKinnon Corp* 477,541
15,686 Gardner Denver Inc 603,911
14,450 Toro Co ^^ 674,815
22,200 Wabtec Corp 830,280
$2,921,428

MANUFACTURING --- 3.23%
3,209 Ameron International Corp 215,067
29,892 Barnes Group Inc ^^ 596,345
62,461 Flow International Corp ^^* 878,826
13,000 Matthews International Corp Class A 448,110
13,050 Mueller Industries Inc 431,042
14,600 NCI Building Systems Inc ^^* 776,282
26,150 Ultralife Batteries Inc ^^* 264,900
$3,610,572

MEDICAL PRODUCTS --- 3.61%
28,970 Aspect Medical Systems Inc ^^* 505,237
23,371 Hologic Inc ^^ 1,153,593
6,250 ICU Medical Inc* 264,000

15,790 IRIS International Inc ^^* 207,796
28,608 Natus Medical Inc* 281,758
20,674 SurModics Inc ^^* 746,910
48,904 TriPath Imaging Inc ^^* 323,744
15,500 West Pharmaceutical Services Inc 562,340
$4,045,378

MISCELLANEOUS --- 0.31%
9,300 Speedway Motorsports Inc* 350,982
$350,982

OFFICE EQUIPMENT & SUPPLIES --- 0.50%
15,200 Brady Corp Class A 559,968
$559,968

OIL & GAS --- 6.19%
26,200 Allis-Chalmers Energy Inc* 356,058
1,815 Bill Barrett Corp* 53,742
691 Comstock Resources Inc* 20,633
8,500 Core Laboratories NV 518,840
3,400 Giant Industries Inc* 226,270
73,500 Grey Wolf Inc ^^* 565,950
14,180 Helix Energy Solutions Group Inc 572,305
16,200 Hornbeck Offshore Services Inc* 575,424
19,500 KCS Energy Inc* 579,150
11,600 Oceaneering International Inc 531,860
21,696 PetroQuest Energy Inc* 266,427
21,900 Pioneer Drilling Co* 338,136
14,060 RPC Inc ^^* 341,377

21,300 Superior Energy Services Inc* 722,070
12,900 TETRA Technologies Inc 390,741
8,800 Veritas DGC Inc* 453,904
8,297 W-H Energy Services Inc* 421,737
$6,934,624

PAPER & FOREST PRODUCTS --- 0.27%
19,100 PH Glatfelter Co 303,117
$303,117

PHARMACEUTICALS --- 1.66%
26,800 Cubist Pharmaceuticals Inc ^^* 674,824
24,704 Hi-Tech Pharmacal Co ^^ 409,345
20,500 Sciele Pharma Inc ^^* 475,395
35,099 ViroPharma Inc ^^* 302,860
$1,862,424

POLLUTION CONTROL --- 0.27%
9,900 Metal Management Inc 303,138
$303,138

RAILROADS --- 0.41%
16,600 Kansas City Southern ^^* 459,820
$459,820

RESTAURANTS --- 2.26%
12,832 Bob Evans Farms Inc 385,088
11,600 CBRL Group Inc ^^ 393,472
30,490 Luby's Inc ^^* 318,011

10,000 Panera Bread Co Class A* 672,400
18,689 Rare Hospitality International Inc* 537,496
10,900 Sonic Corp 226,611
$2,533,078

RETAIL --- 6.36%
26,400 Aaron Rents Inc 709,632
30,600 BEBE Stores Inc ^^ 471,852
10,800 Children's Place* 648,540
17,745 Conn's Inc ^^* 471,130
2,252 Dicks Sporting Goods Inc 89,179
23,960 Dress Barn Inc ^^ 607,386
17,700 Genesco Inc ^^* 599,499
12,337 Jos A Bank Clothiers Inc ^^ 295,595
14,000 Movado Group Inc 321,300
21,280 Rocky Brands Inc ^^* 452,200
30,400 Sonic Automotive Inc ^^ 674,272
23,180 Too Inc* 889,880
13,913 Under Armour Inc ^^* 592,972
15,288 Wild Oats Markets Inc* 299,645
$7,123,082

SHOES --- 0.85%
18,349 Steven Madden Ltd 543,497
31,100 Stride Rite Corp 410,209
$953,706


SPECIALIZED SERVICES --- 5.49%
6,593 Access Integrated Technologies Inc ^^* 64,677
24,900 Barrett Business Services Inc* 456,915
66,300 CBIZ Inc ^^* 491,283
27,750 Copart Inc ^^* 681,540
15,400 Corrections Corp of America* 815,276
20,600 Kendle International Inc* 756,638
20,250 Labor Ready Inc* 458,663
13,500 Mobile Mini Inc 395,010
16,585 PetMed Express Inc ^^* 180,156
17,100 Providence Service Corp ^^* 465,633
17,680 Steiner Leisure Ltd* 698,890
3,100 Strayer Education Inc 301,072
41,026 SumTotal Systems Inc ^^* 257,233
9,956 WebSideStory Inc ^^* 121,829
$6,144,815

TELEPHONE & TELECOMMUNICATIONS --- 0.92%
42,900 ANADIGICS Inc ^^* 288,288
20,100 NICE Systems Ltd sponsored ADR 565,614
7,950 Tekelec* 98,183
35,587 Westell Technologies Inc Class A* 77,936
$1,030,021

TEXTILES --- 1.31%
22,500 Carter's Inc 594,675

22,750 Phillips-Van Heusen Corp 868,130
$1,462,805

TRANSPORTATION --- 0.23%
11,725 Marten Transport Ltd 254,902
$254,902

TOTAL COMMON STOCK --- 92.99% $104,091,637
(Cost $99,308,650)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

1,990,000 Fannie Mae 1,988,874
5.170%, July 5, 2006
5,162,000 Federal Home Loan Bank 5,160,595
4.970%, July 3, 2006
700,000 International Bank for Reconstruction & Development 699,602
5.200%, July 5, 2006

TOTAL SHORT-TERM INVESTMENTS --- 7.01% $7,849,071
(Cost $7,849,071)

TOTAL MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO --- 100% $111,940,708
(Cost $107,157,721)


Legend
* Non-income Producing Security
ADR - American Depository Receipt
^^ A portion or all of the security is on loan at June 31, 2006.

See Notes to Financial Statements.


MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.50%

2,900 Boeing Co 237,539
665 Goodrich Corp 26,793
4,442 Honeywell International Inc 179,013
1,900 Lockheed Martin Corp 136,306
1,826 Northrop Grumman Corp 116,974
2,380 Raytheon Co 106,077
5,400 United Technologies Corp (1) 342,468
$1,145,170

AGRICULTURE --- 0.68%
3,507 Archer-Daniels-Midland Co 144,769
903 Monsanto Co 76,024
$220,793

AIR FREIGHT --- 0.97%
974 FedEx Corp 113,822
312 Ryder System Inc 18,230
2,250 United Parcel Service Inc Class B 185,243
$317,295

AIRLINES --- 0.11%
2,096 Southwest Airlines Co 34,312
$34,312

AUTO PARTS & EQUIPMENT --- 0.30%

293 Cooper Tire & Rubber Co 3,264
1,158 Johnson Controls Inc 95,211
$98,475

AUTOMOBILES --- 0.49%
10,095 Ford Motor Co 69,958
3,022 General Motors Corp 90,025
$159,983

BANKS --- 10.22%
1,824 AmSouth Bancorp 48,245
2,948 BB&T Corp 122,607
18,894 Bank of America Corp (1) 908,801
858 Comerica Inc 44,607
650 Compass Bancshares Inc 36,140
1,400 Fifth Third Bancorp 51,730
641 First Horizon National Corp 25,768
1,289 Huntington Bancshares Inc 30,395
2,167 KeyCorp 77,319
230 M&T Bank Corp 27,122
621 Marshall & Ilsley Corp 28,405
2,906 National City Corp 105,168
2,500 North Fork Bancorp Inc 75,425
1,560 PNC Financial Services Group 109,465
2,446 Regions Financial Corp 81,012
1,910 SunTrust Banks Inc 145,657
850 Synovus Financial Corp 22,763
9,562 US Bancorp 295,275
8,647 Wachovia Corp (1) 467,630
9,002 Wells Fargo & Co (1) 603,854
362 Zions Bancorp 28,214
$3,335,602

BIOTECHNOLOGY --- 0.27%
350 Applera Corp - Applied Biosystems Group 11,323
1,000 Biogen Idec Inc* 46,330
500 Genzyme Corp* 30,525
$88,178

BROADCAST/MEDIA --- 1.34%
2,240 CBS Corp 60,592
11,353 Comcast Corp (1)* 371,697
150 EW Scripps Co 6,471
$438,760

BUILDING MATERIALS --- 0.30%
350 American Standard Cos Inc 15,145
2,110 Masco Corp 62,540
246 Vulcan Materials Co 19,188
$96,873

CHEMICALS --- 2.09%
1,196 Air Products & Chemicals Inc 76,448
378 Ashland Inc 25,213
5,150 Dow Chemical Co 201,005
4,950 EI du Pont de Nemours & Co 205,920
393 Eastman Chemical Co 21,222
600 Hercules Inc* 9,156
150 International Flavors & Fragrances Inc 5,286
865 PPG Industries Inc 57,090
800 Praxair Inc 43,200

733 Rohm & Haas Co 36,738
$681,278

COMMUNICATIONS - EQUIPMENT --- 1.84%
403 ADC Telecommunications Inc* 6,795
847 Andrew Corp* 7,504
2,200 Avaya Inc* 25,124
2,177 CIENA Corp* 10,471
574 Comverse Technology Inc* 11,348
5,100 Corning Inc* 123,369
5,798 JDS Uniphase Corp* 14,669
15,900 Lucent Technologies Inc* 38,478
9,135 Motorola Inc 184,070
3,700 QUALCOMM Inc 148,259
2,374 Tellabs Inc* 31,598
$601,685

COMPUTER HARDWARE & SYSTEMS --- 2.38%
2,150 Apple Computer Inc* 122,808
6,850 EMC Corp* 75,145
1,400 Gateway Inc* 2,660
15,001 Hewlett-Packard Co (1) 475,232
612 NCR Corp* 22,424
18,814 Sun Microsystems Inc* 78,078
$776,347

COMPUTER SOFTWARE & SERVICES --- 0.90%
1,100 Automatic Data Processing Inc 49,885
701 BMC Software Inc* 16,754

1,550 CA Inc 31,853
1,000 Computer Sciences Corp* 48,440
1,320 Compuware Corp* 8,844
430 Convergys Corp* 8,385
2,777 Electronic Data Systems Corp 66,815
1,300 Juniper Networks Inc* 20,787
1,800 Novell Inc* 11,934
350 Parametric Technology Corp* 4,449
682 Sabre Holdings Corp 15,004
1,800 Unisys Corp* 11,304
$294,454

CONGLOMERATES --- 4.53%
1,800 3M Co 145,386
29,100 General Electric Co (1) 959,136
775 Textron Inc 71,440
10,967 Tyco International Ltd 301,593
$1,477,555

CONTAINERS --- 0.21%
512 Bemis Co Inc 15,677
300 Pactiv Corp* 7,425
400 Sealed Air Corp 20,832
590 Temple-Inland Inc 25,293
$69,227

COSMETICS & PERSONAL CARE --- 0.12%
122 Alberto-Culver Co Class B 5,944
850 Avon Products Inc 26,350

150 Estee Lauder Cos 5,801
$38,095

DISTRIBUTORS --- 0.17%
906 Genuine Parts Co 37,744
253 WW Grainger Inc 19,033
$56,777

ELECTRIC COMPANIES --- 3.93%
838 Allegheny Energy Inc* 31,065
1,096 Ameren Corp 55,348
2,072 American Electric Power Co Inc 70,966
1,650 CenterPoint Energy Inc 20,625
1,302 Consolidated Edison Inc 57,861
929 DTE Energy Co 37,847
1,826 Dominion Resources Inc 136,567
885 Edison International 34,515
1,104 Entergy Corp 78,108
1,412 Exelon Corp 80,244
2,150 FPL Group Inc 88,967
1,749 FirstEnergy Corp 94,813
1,827 PG&E Corp 71,765
2,028 PPL Corp 65,504
522 Pinnacle West Capital Corp 20,833
1,317 Progress Energy Inc 56,460
3,979 Southern Co 127,527
1,113 TECO Energy Inc 16,628
1,600 TXU Corp 95,664
2,156 Xcel Energy Inc 41,352

$1,282,659

ELECTRONIC INSTRUMENTS & EQUIP --- 1.26%
1,450 Agilent Technologies Inc* 45,762
417 American Power Conversion Corp 8,127
571 Cooper Industries Inc 53,057
2,450 Emerson Electric Co 205,335
426 Molex Inc 14,301
500 Rockwell Automation Inc 36,005
2,834 Sanmina - SCI Corp* 13,036
4,900 Solectron Corp* 16,758
1,322 Symbol Technologies Inc 14,264
208 Tektronix Inc 6,119
$412,764

ELECTRONICS - SEMICONDUCTOR --- 2.38%
2,571 Advanced Micro Devices Inc* 62,784
700 Altera Corp* 12,285
700 Analog Devices Inc 22,498
4,350 Applied Materials Inc 70,818
1,261 Freescale Semiconductor Inc* 37,073
15,000 Intel Corp 284,250
450 KLA-Tencor Corp 18,707
1,394 LSI Logic Corp* 12,476
3,895 Micron Technology Inc* 58,659
950 National Semiconductor Corp 22,658
362 Novellus Systems Inc* 8,941
650 PMC-Sierra Inc* 6,110
1,050 Teradyne Inc* 14,627

4,150 Texas Instruments Inc 125,704
800 Xilinx Inc 18,120
$775,710

ENGINEERING & CONSTRUCTION --- 0.16%
550 Fluor Corp 51,112
$51,112

FINANCIAL SERVICES --- 9.10%
450 Ameriprise Financial Inc 20,102
4,107 Bank of New York Co Inc 132,245
1,050 CIT Group Inc 54,905
26,733 Citigroup Inc (1) 1,289,600
2,600 Fannie Mae (nonvtg) 125,060
390 Franklin Resources Inc 33,856
18,677 JPMorgan Chase & Co (1) 784,434
1,350 Mellon Financial Corp 46,481
700 Moody's Corp 38,122
480 Northern Trust Corp 26,544
1,443 Principal Financial Group 80,303
2,008 Sovereign Bancorp Inc 40,772
734 State Street Corp 42,638
600 T Rowe Price Group Inc 22,686
5,131 Washington Mutual Inc 233,871
$2,971,619

FOOD & BEVERAGES --- 1.51%
150 Brown-Forman Corp 10,718
4,950 Coca-Cola Co 212,949

1,600 Coca-Cola Enterprises Inc 32,592
2,762 ConAgra Foods Inc 61,068
1,050 Constellation Brands Inc* 26,250
350 Dean Foods Co* 13,017
1,000 HJ Heinz Co 41,220
300 Hershey Co 16,521
304 Molson Coors Brewing Co Class B 20,636
250 Pepsi Bottling Group Inc 8,038
1,950 Sara Lee Corp 31,239
1,350 Tyson Foods Inc Class A 20,061
$494,309

GOLD, METALS & MINING --- 1.52%
4,651 Alcoa Inc 150,506
300 Allegheny Technologies Inc 20,772
500 CONSOL Energy Inc 23,360
500 Freeport-McMoRan Copper & Gold Inc 27,705
753 Newmont Mining Corp 39,856
1,638 Nucor Corp 88,862
1,204 Phelps Dodge Corp 98,921
669 United States Steel Corp 46,910
$496,892

HEALTH CARE RELATED --- 1.64%
1,862 Aetna Inc 74,350
348 CIGNA Corp 34,281
1,000 HCA Inc 43,150
1,630 McKesson Corp 77,066
754 Medco Health Solutions Inc* 43,189

2,501 Tenet Healthcare Corp* 17,457
3,384 WellPoint Inc* 246,254
$535,747

HOMEBUILDING --- 0.12%
162 KB Home 7,428
1,132 Pulte Homes Inc 32,590
$40,018

HOTELS/MOTELS --- 0.30%
855 Carnival Corp 35,688
900 Hilton Hotels Corp 25,452
950 Marriott International Inc Class A 36,214
$97,354

HOUSEHOLD GOODS --- 0.60%
1,100 Kimberly-Clark Corp 67,870
959 Leggett & Platt Inc 23,956
1,450 Newell Rubbermaid Inc 37,454
307 Snap-on Inc 12,409
350 Stanley Works 16,527
472 Whirlpool Corp 39,011
$197,227

INSURANCE RELATED --- 5.83%
1,723 ACE Ltd 87,167
950 AFLAC Inc 44,033
3,411 Allstate Corp 186,684
5,846 American International Group Inc (1) 345,206

1,715 Aon Corp 59,716
2,210 Chubb Corp 110,279
484 Cincinnati Financial Corp 22,753
1,950 Genworth Financial Inc 67,938
1,793 Hartford Financial Services Group Inc 151,688
1,515 Lincoln National Corp 85,507
2,160 Loews Corp 76,572
353 MBIA Inc 20,668
1,300 Marsh & McLennan Cos Inc 34,957
4,083 MetLife Inc 209,090
1,240 Prudential Financial Inc 96,348
616 SAFECO Corp 34,712
3,702 St Paul Travelers Co Inc 165,035
259 Torchmark Corp 15,726
1,571 UnumProvident Corp 28,482
969 XL Capital Ltd Class A 59,400
$1,901,961

INVESTMENT BANK/BROKERAGE FIRM --- 4.17%
705 Bear Stearns Co Inc 98,756
2,750 Charles Schwab Corp 43,945
850 E*TRADE Financial Corp* 19,397
2,518 Goldman Sachs Group Inc (1) 378,783
1,738 Lehman Brothers Holdings Inc 113,231
4,955 Merrill Lynch & Co Inc (1) 344,670
5,723 Morgan Stanley (1) 361,751
$1,360,533

LEISURE & ENTERTAINMENT --- 2.96%

461 Brunswick Corp 15,328
300 Harrah's Entertainment Inc 21,354
889 Hasbro Inc 16,100
2,050 Mattel Inc 33,846
12,700 News Corp 243,586
10,586 Time Warner Inc 183,138
2,740 Viacom Inc Class B* 98,202


11,794 Walt Disney Co (1) 353,820
$965,374

MACHINERY --- 2.48%
3,600 Caterpillar Inc 268,128
271 Cummins Inc 33,130
1,425 Deere & Co 118,973
1,068 Dover Corp 52,791
784 Eaton Corp 59,114
1,150 Illinois Tool Works Inc 54,625
1,770 Ingersoll-Rand Co 75,721
300 Navistar International Corp* 7,383
1,000 PACCAR Inc 82,380
311 Pall Corp 8,708
621 Parker-Hannifin Corp 48,190
$809,143

MEDICAL PRODUCTS --- 0.26%
141 Bausch & Lomb Inc 6,915
1,200 Baxter International Inc 44,112
637 PerkinElmer Inc 13,313
533 Thermo Electron Corp* 19,316
$83,656

OFFICE EQUIPMENT & SUPPLIES --- 0.36%
550 Avery Dennison Corp 31,933
450 Pitney Bowes Inc 18,585
4,900 Xerox Corp* 68,159
$118,677

OIL & GAS --- 8.61%
750 Baker Hughes Inc 61,388
5,121 Chevron Corp 317,809
8,842 ConocoPhillips (1) 579,416
3,730 El Paso Corp 55,913
11,700 Exxon Mobil Corp (1) 717,776
1,800 Halliburton Co 133,578
401 Hess Corp 21,193
608 Kerr-McGee Corp 42,165
400 Kinder Morgan Inc 39,956
2,155 Marathon Oil Corp 179,512
400 Murphy Oil Corp 22,344
350 National-Oilwell Inc* 22,162
237 Noble Corp 17,638
857 Occidental Petroleum Corp 87,885
234 Rowan Cos Inc 8,328

3,800 Schlumberger Ltd 247,418
700 Sunoco Inc 48,503
1,179 Transocean Inc* 94,697
800 Weatherford International Ltd 39,696
3,162 Williams Cos Inc 73,864
$2,811,241

PAPER & FOREST PRODUCTS --- 0.63%
2,634 International Paper Co 85,078
549 Louisiana-Pacific Corp 12,023
969 MeadWestvaco Corp 27,064
1,300 Weyerhaeuser Co 80,925
$205,090

PHARMACEUTICALS --- 1.62%
3,100 Abbott Laboratories 135,191
6,100 Bristol-Myers Squibb Co 157,746
6,450 Merck & Co Inc 234,974
$527,911

PHOTOGRAPHY/IMAGING --- 0.11%
1,544 Eastman Kodak Co 36,716
$36,716

POLLUTION CONTROL --- 0.19%
1,295 Allied Waste Industries Inc* 14,711
1,362 Waste Management Inc 48,869
$63,580

PRINTING & PUBLISHING --- 0.47%
508 Gannett Co Inc 28,412
800 McGraw-Hill Cos Inc 40,184
100 Meredith Corp 4,954
250 New York Times Co 6,135
1,141 RR Donnelley & Sons Co 36,455
1,131 Tribune Co 36,678
$152,818

RAILROADS --- 1.60%
2,180 Burlington Northern Santa Fe Corp 172,765
1,163 CSX Corp 81,922
2,215 Norfolk Southern Corp 117,882
1,613 Union Pacific Corp 149,944
$522,513

REAL ESTATE --- 1.41%
508 Apartment Investment & Management Co REIT 22,073
1,150 Archstone-Smith Trust REIT 58,501
345 Boston Properties Inc REIT 31,188
1,931 Equity Office Properties Trust REIT 70,501
1,527 Equity Residential REIT 68,303
1,100 Kimco Realty Corp REIT 40,139
592 Plum Creek Timber Co Inc REIT 21,016
800 ProLogis Trust REIT 41,696
250 Public Storage Inc REIT 18,975
650 Simon Property Group Inc REIT 53,911
350 Vornado Realty Trust REIT 34,143
$460,446

RESTAURANTS --- 0.32%
3,104 McDonald's Corp 104,294
$104,294

RETAIL --- 2.68%
764 AutoNation Inc* 16,380
605 Big Lots Inc* 10,333
4,374 CVS Corp 134,282
807 Circuit City Stores Inc 21,967
2,489 Costco Wholesale Corp 142,197
284 Dillard's Inc 9,045
550 Dollar General Corp 7,689
350 Family Dollar Stores Inc 8,551
2,978 Federated Department Stores Inc 108,995
1,150 Gap Inc 20,010
1,229 JC Penney Co Inc 82,970
1,769 Kroger Co 38,670
1,800 Limited Brands Inc 46,062
1,150 Nordstrom Inc 41,975
633 Office Depot Inc* 24,054
345 OfficeMax Inc 14,059
1,055 SUPERVALU Inc 32,389
2,401 Safeway Inc 62,426
300 Sherwin-Williams Co 14,244
1,550 Staples Inc 37,696
$873,994

SPECIALIZED SERVICES --- 0.14%

1,502 Interpublic Group of Cos Inc* 12,542
400 Monster Worldwide Inc* 17,064
400 Robert Half International Inc 16,800
$46,406

TELEPHONE & TELECOMMUNICATIONS --- 6.12%
1,152 ALLTEL Corp 73,532
20,912 AT&T Inc (1) 583,236
9,705 BellSouth Corp (1) 351,321
588 CenturyTel Inc 21,844
1,700 Citizens Communications Co 22,185
792 Embarq Corp* 32,464
8,400 Qwest Communications International Inc* 67,956
15,993 Sprint Corp (1) 319,700
15,700 Verizon Communications (1) 525,793
$1,998,031

TEXTILES --- 0.15%
589 Jones Apparel Group Inc 18,724
426 VF Corp 28,934
$47,658

TOBACCO --- 1.13%
4,250 Altria Group Inc 312,078
504 Reynolds American Inc 58,111
$370,189

UTILITIES --- 1.65%
1,750 AES Corp* 32,288

1,149 CMS Energy Corp* 14,868
936 Constellation Energy Group 51,031
6,642 Duke Energy Corp 195,076
1,984 Dynegy Inc Class A* 10,852
934 KeySpan Corp 37,734
211 NICOR Inc 8,757
1,456 NiSource Inc 31,799
196 Peoples Energy Corp 7,038
1,308 Public Service Enterprise Group Inc 86,485
1,348 Sempra Energy 61,307
$537,235

TOTAL COMMON STOCK --- 95.83% $31,283,736
(Cost $25,249,301)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

1,314,000 Federal Home Loan Bank 1,313,648
4.970%, July 3, 2006
50,000 United States of America (1) 49,172
4.890%, November 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 4.17% $1,362,820
(Cost $1,362,820)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100% $32,646,556

(Cost $26,612,121)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Trusco Small-Cap Growth Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	$5,963,144	5.33%
Consumer Products & Services	21,990,743	19.64%
Financial Services	8,464,909	7.56%
Health Care Related	12,671,521	11.32%
Industrial Products & Services	13,799,869	12.33%
Natural Resources	9,407,574	8.40%
Short Term Investments	7,849,071	7.01%
Technology	30,474,473	27.23%
Transportation	1,319,404	1.18%
	$111,940,708	100.00%

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Trusco Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $87,967,900 and $75,642,374, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $108,149,656. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,789,932 and gross depreciation of securities in which there was an excess of tax cost over value of $6,620,309 resulting in net appreciation of $4,169,623.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $24,819,086 and received collateral of $24,975,664 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2005, the portfolio had available for federal income tax purposes unused capital loss carryforwards of $506,441 and $34,401,991, which expire in the years 2009 and 2010, respectively.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006